SUPPLEMENTAL INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 3,850	$ 4,875
Restricted cash	854	898
Trade receivables, net	346	416
Financing receivables, net	17,584	19,428
Inventories, net	7,435	7,082
Property, plant and equipment, net	4,886	5,269
Investments in unconsolidated subsidiaries and affiliates	593	631
Equipment under operating leases	1,797	1,857
Goodwill	2,514	2,538
Other intangible assets, net	790	806
Derivative assets	221	73
Other assets	1,946	2,345
Total Assets	43,913	47,352
LIABILITIES AND EQUITY
Debt	23,518	24,854
Trade payables	4,907	5,632
Pension, postretirement and other postemployment benefits	1,469	1,578
Derivative liabilities	162	121
Other liabilities	8,054	8,839
Total Liabilities	38,255	41,196
Total Equity	5,622	6,121	$ 5,391	$ 5,068
Redeemable noncontrolling interest	36	35
Total Liabilities and Equity	43,913	47,352
Industrial Activities
ASSETS
Cash and cash equivalents	3,429	4,407
Restricted cash	122	120
Trade receivables, net	344	416
Financing receivables, net	979	1,223
Inventories, net	7,291	6,907
Property, plant and equipment, net	4,885	5,268
Investments in unconsolidated subsidiaries and affiliates	3,011	3,213
Equipment under operating leases	47	51
Goodwill	2,363	2,383
Other intangible assets, net	775	790
Deferred Tax Assets, Net of Valuation Allowance	1,072	1,090
Derivative assets	154	34
Other assets	1,929	2,148
Total Assets	26,401	28,050
LIABILITIES AND EQUITY
Debt	6,817	6,558
Trade payables	4,796	5,490
Deferred Tax Liabilities, Net	12	19
Pension, postretirement and other postemployment benefits	1,450	1,558
Derivative liabilities	130	97
Other liabilities	7,538	8,172
Total Liabilities	20,743	21,894
Total Equity	5,622	6,121
Redeemable noncontrolling interest	36	35
Total Liabilities and Equity	26,401	28,050
Financial Services
ASSETS
Cash and cash equivalents	421	468
Restricted cash	732	778
Trade receivables, net	26	28
Financing receivables, net	18,998	20,657
Inventories, net	144	175
Property, plant and equipment, net	1	1
Investments in unconsolidated subsidiaries and affiliates	223	237
Equipment under operating leases	1,750	1,806
Goodwill	151	155
Other intangible assets, net	15	16
Deferred Tax Assets, Net of Valuation Allowance	170	178
Derivative assets	84	47
Other assets	164	319
Total Assets	22,879	24,865
LIABILITIES AND EQUITY
Debt	19,093	20,748
Trade payables	155	191
Deferred Tax Liabilities, Net	277	286
Pension, postretirement and other postemployment benefits	19	20
Derivative liabilities	49	32
Other liabilities	647	771
Total Liabilities	20,240	22,048
Total Equity	2,639	2,817
Redeemable noncontrolling interest	0	0
Total Liabilities and Equity	$ 22,879	$ 24,865